Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 0	$ 0
Tax benefit related to the exercise of non qualified stock options	$ 1,000,000
Percentage of valuation allowance against deferred tax assets	100.00%
Valuation allowance increase (decrease)	$ (76,600,000)	2,600,000
Unrecognized tax benefits, interest or penalties accrued	$ 0
Tax Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 2013
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax period	Dec. 31, 2016
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 21,100,000	22,100,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	209,300,000	184,500,000
Operating loss carryforwards, amount subject to limitations	201,000,000
Operating loss carryforwards, annual limitation	72,500
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	205,700,000
Federal [Member] | Research and Development Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 4,000,000	3,800,000
Tax credit carryforwards, expiration dates	2036
Federal [Member] | Expire Between 2018 and 2036 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 3,600,000
State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 2,800,000	2,700,000
Operating loss carryforwards, expiration dates	2036
Minimum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 27,300,000	27,300,000
Maximum [Member] | State and City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	153,000,000	$ 109,700,000
New York State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	150,200,000
New York City [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards net, expected to expire unutilized and unavailable to offset future federal taxable income	130,500,000
ASU 2016-09 [Member]
Operating Loss Carryforwards [Line Items]
Income tax benefit cumulative adjustment to retained earnings	1,000,000
Valuation allowance offset against retained earnings	$ 1,000,000